Employee Benefit	12 Months Ended
Dec. 31, 2019
Employee Benefit
22.	EMPLOYEE BENEFIT
Full time employees of the Group participate in government mandated defined contribution plan, pursuant to which certain welfare benefits are provided to employees. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were approximately RMB175,508, RMB177,086 and RMB193,990 (US$27,865) for the years ended December 31, 2017, 2018 and 2019, respectively.